Deferred Tax - Schedule of Loss Carryforward Period and Deferred Corporate Income Tax Assets Not Recognized (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets and liabilities [Line Items]
Gross amounts	€ 613	€ 490
Not recognized deferred tax asset	182	142
Less than 5 years [member]
Deferred tax assets and liabilities [Line Items]
Gross amounts	79	65
Not recognized deferred tax asset	20	15
Over 5 through 10 years [member]
Deferred tax assets and liabilities [Line Items]
Gross amounts	18	21
Not recognized deferred tax asset	4	5
Over 10 through 15 years [member]
Deferred tax assets and liabilities [Line Items]
Gross amounts	27	20
Not recognized deferred tax asset	51	36
Over 15 through 20 years [member]
Deferred tax assets and liabilities [Line Items]
Gross amounts	1
Indefinitely [member]
Deferred tax assets and liabilities [Line Items]
Gross amounts	488	385
Not recognized deferred tax asset	€ 107	€ 86